American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2024

Short Duration - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 40.5%
Aerospace and Defense — 1.3%
Boeing Co., 4.875%, 5/1/25	3,500,000	3,463,505
Boeing Co., 2.20%, 2/4/26	2,170,000	2,040,548
Boeing Co., 6.26%, 5/1/27(1)	927,000	933,616
Howmet Aerospace, Inc., 5.90%, 2/1/27	3,390,000	3,433,888
RTX Corp., 5.75%, 11/8/26	3,850,000	3,892,124
TransDigm, Inc., 6.75%, 8/15/28(1)	3,000,000	3,040,422
		16,804,103
Automobiles — 2.7%
American Honda Finance Corp., 4.90%, 3/12/27	4,600,000	4,584,282
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	2,000,000	1,985,528
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	968,208
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	3,670,000	3,671,562
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	2,994,769
General Motors Financial Co., Inc., 5.40%, 5/8/27	3,929,000	3,928,090
General Motors Financial Co., Inc., 5.35%, 7/15/27	2,630,000	2,623,536
Hyundai Capital America, 5.95%, 9/21/26(1)	5,000,000	5,041,549
Hyundai Capital America, 5.30%, 3/19/27(1)	2,300,000	2,294,983
Toyota Motor Credit Corp., 5.40%, 11/20/26	3,850,000	3,878,093
Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(1)	3,040,000	3,075,213
		35,045,813
Banks — 8.1%
Banco Santander SA, VRN, 6.53%, 11/7/27	4,800,000	4,911,493
Banco Santander SA, VRN, 5.55%, 3/14/28	3,600,000	3,594,435
Bank of America Corp., VRN, 5.93%, 9/15/27	9,875,000	9,983,569
Bank of America Corp., VRN, 5.82%, 9/15/29	4,690,000	4,789,067
Bank of Nova Scotia, 5.35%, 12/7/26	3,400,000	3,405,187
Barclays PLC, VRN, 7.39%, 11/2/28	2,485,000	2,619,268
BNP Paribas SA, VRN, 5.18%, 1/9/30(1)	1,600,000	1,583,723
BPCE SA, 4.625%, 7/11/24(1)	4,683,000	4,679,652
BPCE SA, 5.15%, 7/21/24(1)	5,515,000	5,509,990
BPCE SA, 5.28%, 5/30/29(1)	3,270,000	3,258,707
CaixaBank SA, VRN, 5.67%, 3/15/30(1)	378,000	376,546
Citigroup, Inc., VRN, 3.67%, 7/24/28	875,000	834,327
Citigroup, Inc., VRN, 5.17%, 2/13/30	4,105,000	4,081,916
Citizens Bank NA, VRN, 5.28%, 1/26/26	3,310,000	3,290,833
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	3,383,000	3,407,585
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	892,000	894,842
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	3,190,000	3,190,700
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	2,950,000	2,946,115
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	3,410,000	3,607,372
Huntington National Bank, VRN, 5.70%, 11/18/25	3,120,000	3,115,600
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	8,620,000	8,650,820
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	5,040,000	5,113,360
M&T Bank Corp., VRN, 7.41%, 10/30/29	2,495,000	2,625,936
National Bank of Canada, 5.60%, 12/18/28	3,080,000	3,113,724
Nordea Bank Abp, 5.00%, 3/19/27(1)	3,340,000	3,335,296
Societe Generale SA, VRN, 5.63%, 1/19/30(1)	2,065,000	2,037,393
Svenska Handelsbanken AB, 5.125%, 5/28/27(1)	1,066,000	1,066,459

Synchrony Bank, 5.40%, 8/22/25	1,912,000	1,898,241
Wells Fargo & Co., VRN, 6.30%, 10/23/29	8,775,000	9,107,844
		107,030,000
Biotechnology — 0.3%
AbbVie, Inc., 4.80%, 3/15/27	3,840,000	3,823,723
Building Products — 0.3%
Standard Industries, Inc., 5.00%, 2/15/27(1)	4,500,000	4,378,356
Capital Markets — 3.5%
Ares Capital Corp., 5.95%, 7/15/29	1,660,000	1,632,331
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	1,950,000	1,934,764
Blue Owl Capital Corp., 3.40%, 7/15/26	1,173,000	1,105,561
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	2,245,000	2,215,489
Charles Schwab Corp., VRN, 5.64%, 5/19/29	1,390,000	1,408,746
Charles Schwab Corp., VRN, 6.20%, 11/17/29	797,000	829,176
CI Financial Corp., 7.50%, 5/30/29(1)	1,935,000	1,917,661
Deutsche Bank AG, 5.41%, 5/10/29	3,275,000	3,270,994
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	3,305,000	3,364,428
Intercontinental Exchange, Inc., 3.625%, 9/1/28(1)	5,554,000	5,239,683
Main Street Capital Corp., 6.50%, 6/4/27	2,610,000	2,613,051
Morgan Stanley, VRN, 5.16%, 4/20/29	2,671,000	2,662,931
Morgan Stanley, VRN, 6.41%, 11/1/29	10,435,000	10,890,232
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,912,000	1,806,942
Nuveen LLC, 5.55%, 1/15/30(1)	2,449,000	2,463,149
UBS Group AG, VRN, 6.44%, 8/11/28(1)	1,915,000	1,964,142
		45,319,280
Commercial Services and Supplies — 0.2%
Veralto Corp., 5.50%, 9/18/26(1)	3,080,000	3,081,336
Construction and Engineering — 0.3%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	3,948,866
Consumer Finance — 1.1%
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	2,000,000	1,959,682
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	4,605,000	4,678,514
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	433,000	430,727
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	2,880,000	3,004,764
Synchrony Financial, 4.25%, 8/15/24	4,280,000	4,269,884
		14,343,571
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,030,131
Berry Global, Inc., 4.50%, 2/15/26(1)	800,000	783,613
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	1,334,000	1,312,273
		3,126,017
Diversified REITs — 1.4%
Agree LP, 2.00%, 6/15/28	4,015,000	3,548,610
Brandywine Operating Partnership LP, 8.875%, 4/12/29	1,674,000	1,745,498
Brixmor Operating Partnership LP, 3.90%, 3/15/27	3,710,000	3,565,958
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	5,000,000	4,962,951
Highwoods Realty LP, 4.20%, 4/15/29	2,210,000	2,026,568
Piedmont Operating Partnership LP, 9.25%, 7/20/28	2,365,000	2,524,399
		18,373,984
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,067,112
Sprint Capital Corp., 6.875%, 11/15/28	1,906,000	2,021,927
Verizon Communications, Inc., 7.75%, 12/1/30	198,000	225,477
		4,314,516

Electric Utilities — 1.8%
Black Hills Corp., 1.04%, 8/23/24	7,000,000	6,949,591
Duke Energy Corp., 4.85%, 1/5/27	4,620,000	4,585,875
Duke Energy Progress LLC, 3.70%, 9/1/28	6,850,000	6,534,786
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	953,000	936,516
Monongahela Power Co., 3.55%, 5/15/27(1)	5,272,000	5,028,242
		24,035,010
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26	4,380,000	4,392,968
Entertainment — 0.5%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	3,240,000	3,259,350
Warnermedia Holdings, Inc., 3.64%, 3/15/25	3,971,000	3,910,178
		7,169,528
Financial Services — 0.9%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	991,498
Corebridge Global Funding, 5.35%, 6/24/26(1)	2,826,000	2,824,998
Corebridge Global Funding, 5.75%, 7/2/26(1)	3,085,000	3,097,418
Essent Group Ltd., 6.25%, 7/1/29(2)	2,600,000	2,602,200
NMI Holdings, Inc., 6.00%, 8/15/29	2,875,000	2,852,371
		12,368,485
Ground Transportation — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	1,652,000	1,649,496
SMBC Aviation Capital Finance DAC, 5.30%, 4/3/29(1)	3,900,000	3,867,235
		5,516,731
Health Care Equipment and Supplies — 0.8%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)	3,244,000	3,284,771
Solventum Corp., 5.45%, 2/25/27(1)	2,820,000	2,817,836
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	3,920,000	3,855,438
		9,958,045
Health Care Providers and Services — 2.4%
Centene Corp., 4.25%, 12/15/27	3,370,000	3,220,428
CVS Health Corp., 5.00%, 2/20/26	5,000,000	4,964,030
HCA, Inc., 5.25%, 6/15/26	5,000,000	4,980,365
HCA, Inc., 5.20%, 6/1/28	1,895,000	1,887,988
Icon Investments Six DAC, 5.81%, 5/8/27	3,280,000	3,313,773
IQVIA, Inc., 5.00%, 5/15/27(1)	3,000,000	2,929,648
IQVIA, Inc., 5.70%, 5/15/28	1,294,000	1,309,567
IQVIA, Inc., 6.25%, 2/1/29	1,700,000	1,748,545
Tenet Healthcare Corp., 6.25%, 2/1/27	3,000,000	3,000,612
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,607,920
		30,962,876
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 5.75%, 1/30/27	857,000	865,732
International Game Technology PLC, 6.50%, 2/15/25(1)	1,474,000	1,475,720
Marriott International, Inc., 5.45%, 9/15/26	4,000,000	4,017,584
		6,359,036
Household Durables — 0.3%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	3,345,000	3,319,662
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	3,080,000	3,196,083
Insurance — 1.3%
Athene Global Funding, 1.45%, 1/8/26(1)	4,015,000	3,770,970
Athene Global Funding, 5.62%, 5/8/26(1)	3,900,000	3,904,615
Brighthouse Financial Global Funding, 5.65%, 6/10/29(1)	2,600,000	2,600,052

CNO Global Funding, 5.875%, 6/4/27(1)	3,270,000	3,282,613
GA Global Funding Trust, 2.25%, 1/6/27(1)	4,400,000	4,070,035
		17,628,285
IT Services — 0.4%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	2,300,000	2,327,329
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,684,000	2,387,190
		4,714,519
Life Sciences Tools and Services — 1.0%
Illumina, Inc., 5.80%, 12/12/25	4,200,000	4,206,258
Revvity, Inc., 0.85%, 9/15/24	5,000,000	4,943,821
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	4,600,000	4,595,460
		13,745,539
Machinery — 0.3%
CNH Industrial Capital LLC, 3.95%, 5/23/25	4,543,000	4,476,272
Media — 1.2%
Cox Communications, Inc., 3.15%, 8/15/24(1)	4,250,000	4,234,006
Fox Corp., 3.05%, 4/7/25	3,500,000	3,430,247
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	3,500,000	3,296,080
TEGNA, Inc., 4.75%, 3/15/26(1)	4,740,000	4,639,007
		15,599,340
Metals and Mining — 0.1%
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 3/15/26(1)	1,530,000	1,530,136
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	2,350,000	2,228,122
Multi-Utilities — 1.4%
Ameren Corp., 5.70%, 12/1/26	2,310,000	2,329,091
CenterPoint Energy, Inc., 5.25%, 8/10/26	5,000,000	4,989,025
DTE Energy Co., 4.22%, 11/1/24	3,006,000	2,988,878
Sempra, 3.30%, 4/1/25	3,006,000	2,952,946
WEC Energy Group, Inc., 4.75%, 1/9/26	5,000,000	4,948,114
		18,208,054
Oil, Gas and Consumable Fuels — 1.1%
Diamondback Energy, Inc., 5.20%, 4/18/27	4,580,000	4,582,334
Enbridge, Inc., 5.90%, 11/15/26	3,000,000	3,035,184
Energy Transfer LP, 5.625%, 5/1/27(1)	3,370,000	3,357,038
Hess Corp., 3.50%, 7/15/24	1,515,000	1,513,598
Williams Cos., Inc., 5.40%, 3/2/26	2,000,000	1,999,007
		14,487,161
Passenger Airlines — 0.8%
American Airlines Group, Inc., 3.75%, 3/1/25(1)	3,840,000	3,782,567
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,110,257	2,093,450
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	948,000	936,697
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	3,150,000	3,000,361
		9,813,075
Personal Care Products — 0.2%
Kenvue, Inc., 5.50%, 3/22/25	3,000,000	2,999,390
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., 4.90%, 2/22/27	2,260,000	2,254,033
Viatris, Inc., 1.65%, 6/22/25	5,000,000	4,806,635
Zoetis, Inc., 5.40%, 11/14/25	4,167,000	4,165,310
		11,225,978
Retail REITs — 0.6%
SITE Centers Corp., 3.625%, 2/1/25	2,383,000	2,351,886

SITE Centers Corp., 4.70%, 6/1/27	5,315,000	5,279,679
		7,631,565
Software — 0.7%
Open Text Corp., 6.90%, 12/1/27(1)	4,199,000	4,361,476
Oracle Corp., 2.65%, 7/15/26	2,010,000	1,905,393
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,315,000	3,266,521
		9,533,390
Specialized REITs — 1.0%
American Tower Corp., 5.25%, 7/15/28	3,115,000	3,109,732
EPR Properties, 4.50%, 6/1/27	2,850,000	2,727,418
VICI Properties LP, 4.375%, 5/15/25	7,000,000	6,912,869
		12,750,019
Specialty Retail — 0.7%
Home Depot, Inc., 5.15%, 6/25/26	6,825,000	6,833,001
Lowe's Cos., Inc., 3.10%, 5/3/27	2,330,000	2,206,481
		9,039,482
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.35%, 11/27/28	3,890,000	4,038,383
Trading Companies and Distributors — 0.5%
AerCap Holdings NV, VRN, 5.875%, 10/10/79	2,700,000	2,689,230
Air Lease Corp., 0.80%, 8/18/24	2,210,000	2,195,460
Aircastle Ltd., 5.95%, 2/15/29(1)	1,695,000	1,695,261
		6,579,951
TOTAL CORPORATE BONDS (Cost $532,777,349)		533,096,650
U.S. TREASURY SECURITIES — 27.1%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,331,530	3,135,270
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	3,204,450	3,041,574
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	5,068,550	5,076,006
U.S. Treasury Notes, 1.50%, 2/15/25(3)	3,000,000	2,929,923
U.S. Treasury Notes, 2.00%, 2/15/25	5,000,000	4,897,951
U.S. Treasury Notes, 1.125%, 2/28/25	2,000,000	1,946,606
U.S. Treasury Notes, 5.00%, 8/31/25	10,000,000	9,993,555
U.S. Treasury Notes, 4.625%, 6/30/26(2)	8,000,000	7,985,781
U.S. Treasury Notes, 4.375%, 8/15/26	12,000,000	11,923,125
U.S. Treasury Notes, 4.625%, 9/15/26	38,000,000	37,955,469
U.S. Treasury Notes, 0.875%, 9/30/26	11,000,000	10,125,371
U.S. Treasury Notes, 4.625%, 11/15/26	114,000,000	113,964,375
U.S. Treasury Notes, 4.125%, 2/15/27	38,000,000	37,568,047
U.S. Treasury Notes, 4.50%, 5/15/27	106,000,000	105,871,640
TOTAL U.S. TREASURY SECURITIES (Cost $355,756,361)		356,414,693
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6%
Private Sponsor Collateralized Mortgage Obligations — 3.9%
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, SEQ, VRN, 4.50%, 11/25/48(1)	847,306	842,295
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	991,636	858,715
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	785,045	679,230
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A3, 7.10%, 10/25/63(1)	2,753,632	2,770,525
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	512,621	486,706
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	4,381,621	4,348,540
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	566	532
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, VRN, 6.49%, (30-day average SOFR plus 1.15%), 3/25/44(1)	2,263,764	2,268,910
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	506,259	473,273
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	896,302	739,904

FNMA, Series 2024-R02, Class 1M1, VRN, 6.44%, (30-day average SOFR plus 1.10%), 2/25/44(1)	2,808,730	2,811,625
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	3,541,840	3,244,424
Home RE Ltd., Series 2018-1, Class M2, VRN, 8.46%, (1-month SOFR plus 3.11%), 10/25/28(1)	701,705	706,553
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)	680,349	684,274
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.73%, 10/25/29(1)	64,784	61,936
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	300,594	274,706
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	2,821,781	2,368,535
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	4,025,000	3,995,883
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	3,302,533	3,330,681
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.19%, (30-day average SOFR plus 1.85%), 11/25/31(1)	35,590	35,613
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	1,965,978	1,965,616
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	4,127,097	4,168,412
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	2,607,192	2,625,577
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	4,012,569	4,010,859
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.37%, 3/25/64(1)	4,826,896	4,809,800
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 3.91%, 7/25/59(1)	105,448	103,653
Verus Securitization Trust, Series 2019-INV3, Class A3, SEQ, VRN, 4.10%, 11/25/59(1)	2,438,910	2,371,077
		51,037,854
U.S. Government Agency Collateralized Mortgage Obligations — 8.7%
FHLMC, Series 2021-DNA7, Class M1, VRN, 6.19%, (30-day average SOFR plus 0.85%), 11/25/41(1)	3,638,171	3,638,420
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.19%, (30-day average SOFR plus 0.85%), 9/25/41(1)	4,657,961	4,649,572
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 4/25/42(1)	1,931,624	1,961,118
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.49%, (30-day average SOFR plus 2.15%), 9/25/42(1)	1,829,830	1,855,228
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)	3,523,254	3,555,258
FHLMC, Series K048, Class A2, SEQ, VRN, 3.28%, 6/25/25	2,512,000	2,464,394
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	7,837,827	7,653,320
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	10,389,000	9,948,874
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	6,863,587	6,541,427
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	7,000,000	6,655,439
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	12,256,407	12,033,094
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	14,246,000	13,546,872
FHLMC, Series KC02, Class A2, SEQ, 3.37%, 7/25/25	6,588,149	6,454,937
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	18,950,000	18,482,070
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,660,000	5,408,682
FNMA, Series 2006-60, Class KF, VRN, 5.75%, (30-day average SOFR plus 0.41%), 7/25/36	268,113	265,996
FNMA, Series 2009-33, Class FB, VRN, 6.27%, (30-day average SOFR plus 0.93%), 3/25/37	265,210	267,315
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	8,772,798	1,577,712
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	5,606,042	936,324
FNMA, Series 2017-C07, Class 1EB2, VRN, 6.45%, (30-day average SOFR plus 1.11%), 5/25/30	261,682	261,646
FNMA, Series 2022-R03, Class 1M1, VRN, 7.44%, (30-day average SOFR plus 2.10%), 3/25/42(1)	1,568,782	1,595,821
FNMA, Series 2022-R09, Class 2M1, VRN, 7.84%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,595,931	1,628,108
FNMA, Series 2023-R04, Class 1M1, VRN, 7.64%, (30-day average SOFR plus 2.30%), 5/25/43(1)	2,547,155	2,618,835
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,885,783	413,041
		114,413,503
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,000,020)		165,451,357
COLLATERALIZED LOAN OBLIGATIONS — 5.3%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 6/15/36(1)	1,627,692	1,617,827
AIMCO CLO, Series 2018-AA, Class D, VRN, 8.13%, (3-month SOFR plus 2.81%), 4/17/31(1)	1,350,000	1,353,067
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.83%, (3-month SOFR plus 2.51%), 7/24/29(1)	7,500,000	7,503,421
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	2,415,500	2,405,523
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.73%, (3-month SOFR plus 2.40%), 7/15/31(1)	3,232,137	3,241,809
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.61%, (3-month SOFR plus 1.28%), 4/20/31(1)	2,234,424	2,236,790
BlackRock Rainier CLO VI Ltd., Series 2021-6A, Class A, VRN, 7.29%, (3-month SOFR plus 1.96%), 4/20/33(1)	3,000,000	3,002,075

Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 6.41%, (3-month SOFR plus 1.08%), 10/15/31(1)	3,133,000	3,135,192
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.78%, (3-month SOFR plus 2.46%), 8/14/30(1)	2,150,000	2,152,993
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(1)	1,145,948	1,147,064
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 6.47%, (3-month SOFR plus 1.15%), 8/15/31(1)	3,234,410	3,235,821
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.49%, (3-month SOFR plus 2.16%), 1/20/30(1)	5,500,000	5,512,891
Elmwood CLO IV Ltd., Series 2020-1A, Class AR, VRN, 6.78%, (3-month SOFR plus 1.46%), 4/18/37(1)	4,175,000	4,197,737
Greystone CRE Notes Ltd., Series 2019-FL2, Class B, VRN, 7.04%, (1-month SOFR plus 1.71%), 9/15/37(1)	2,000,000	1,999,496
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 6.45%, (3-month SOFR plus 1.12%), 10/20/29(1)	4,075,000	4,078,367
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, VRN, 6.89%, (3-month SOFR plus 1.56%), 4/22/29(1)	472,986	473,424
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 7.34%, (3-month SOFR plus 2.01%), 7/20/29(1)	4,250,000	4,256,253
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 6.42%, (3-month SOFR plus 1.08%), 8/8/32(1)	4,150,000	4,149,733
Saranac CLO VII Ltd., Series 2014-2A, Class A1AR, VRN, 6.82%, (3-month SOFR plus 1.49%), 11/20/29(1)	464,410	465,923
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.99%, (3-month SOFR plus 2.66%), 9/15/30(1)	2,000,000	2,004,146
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 6.74%, (3-month SOFR plus 1.41%), 10/18/31(1)	1,631,240	1,634,064
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 7.69%, (3-month SOFR plus 2.36%), 7/20/29(1)	10,000,000	10,013,704
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $69,572,189)		69,817,320
ASSET-BACKED SECURITIES — 3.7%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	3,545,000	3,231,393
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	1,024,594	958,174
Chesapeake Funding II LLC, Series 2024-1A, Class A1, SEQ, 5.52%, 5/15/36(1)	4,844,579	4,845,000
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	4,000,000	3,684,283
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	307,459	280,025
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	335,075	329,066
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	5,036,029	4,477,435
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	521,914	495,791
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	5,140,000	4,440,262
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	3,230,978	3,236,250
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	2,679,699	2,680,598
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(1)	2,675,000	2,674,697
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	92,539	92,309
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	114,878	113,784
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	363,557	345,668
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	3,673,638	3,664,058
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,596,300
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75%, 4/17/41(1)	3,000,000	2,881,656
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(1)	4,850,000	4,871,150
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	105,082	104,290
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, SEQ, 5.44%, 5/17/27(1)	4,075,000	4,065,885
TOTAL ASSET-BACKED SECURITIES (Cost $50,316,810)		49,068,074
PREFERRED STOCKS — 3.0%
Banks — 2.3%
Bank of Nova Scotia, 4.90%	3,350,000	3,292,215
Barclays PLC, 6.125%	1,990,000	1,952,672
Commerzbank AG, 7.00%	3,000,000	2,981,336
Credit Agricole SA, 6.875%(1)	2,000,000	1,996,089
Credit Agricole SA, 8.125%(1)	3,800,000	3,861,346
Danske Bank AS, 7.00%	1,348,000	1,348,000
HSBC Holdings PLC, 6.375%	3,250,000	3,244,724
ING Groep NV, 6.50%	3,280,000	3,254,664
Intesa Sanpaolo SpA, 7.70%(1)	3,230,000	3,229,750
NatWest Group PLC, 6.00%	1,400,000	1,373,032

Societe Generale SA, 8.00%(1)	3,860,000	3,857,955
		30,391,783
Capital Markets — 0.7%
Deutsche Bank AG, 7.50%	3,000,000	2,959,785
Goldman Sachs Group, Inc., 5.50%	2,313,000	2,306,548
UBS Group AG, 6.875%	3,130,000	3,110,054
		8,376,387
TOTAL PREFERRED STOCKS (Cost $38,791,188)		38,768,170
U.S. GOVERNMENT AGENCY SECURITIES — 2.2%
FHLB, 4.625%, 11/17/26	15,000,000	14,988,262
FHLB, 4.125%, 1/15/27	7,500,000	7,413,927
FHLB, 4.00%, 6/30/28	6,000,000	5,834,467
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $28,450,980)		28,236,656
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.60%, (1-month SOFR plus 2.27%), 11/15/34(1)	4,370,000	91,770
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, SEQ, 2.88%, 2/10/48	4,156,393	4,136,162
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 6.52%, (1-month SOFR plus 1.19%), 7/15/38(1)	3,331,606	3,321,303
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,242,633
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,062,710
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	4,583,000	4,501,803
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	3,537,776	3,464,027
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	2,981,325	2,903,438
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $29,361,776)		24,723,846
BANK LOAN OBLIGATIONS(4) — 0.2%
Aerospace and Defense — 0.2%
TransDigm, Inc., 2023 Term Loan I, 8.08%, (3-month SOFR plus 2.75%), 8/24/28 (Cost $2,971,217)	2,970,056	2,978,788
SHORT-TERM INVESTMENTS — 5.1%
Commercial Paper(5) — 5.1%
Barton Capital SA, 5.46%, 7/1/24(1)	33,725,000	33,710,022
Landesbank Baden-Wuerttemberg, 5.46%, 7/1/24(1)	33,725,000	33,710,014
		67,420,036
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	211,110	211,110
TOTAL SHORT-TERM INVESTMENTS (Cost $67,661,110)		67,631,146
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $1,340,659,000)		1,336,186,700
OTHER ASSETS AND LIABILITIES — (1.6)%		(21,229,376)
TOTAL NET ASSETS — 100.0%		$1,314,957,324

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,010	September 2024	$206,260,938	$(38,421)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	941	September 2024	$100,290,016	$15,389
U.S. Treasury 10-Year Notes	45	September 2024	4,949,297	28,115
			$105,239,313	$43,504
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $444,878,673, which represented 33.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,504,027.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$533,096,650	—
U.S. Treasury Securities	—	356,414,693	—
Collateralized Mortgage Obligations	—	165,451,357	—
Collateralized Loan Obligations	—	69,817,320	—
Asset-Backed Securities	—	49,068,074	—
Preferred Stocks	—	38,768,170	—
U.S. Government Agency Securities	—	28,236,656	—
Commercial Mortgage-Backed Securities	—	24,723,846	—
Bank Loan Obligations	—	2,978,788	—
Short-Term Investments	$211,110	67,420,036	—
	$211,110	$1,335,975,590	—
Other Financial Instruments
Futures Contracts	$43,504	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$38,421	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.